Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents consisted of the following:

	December 31, 2014	December 31, 2013
Cash on hand and at banks	$19,380	$78,458
Short-term deposits	35,113	4,377

Total cash and cash equivalents	$54,493	$82,835

Short term deposits relate to time deposit accounts held in banks for general purposes.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

In restricted cash there is an amount of $6,669 for 2014 and $7,555 for 2013 held in retention account in order to service debt, interest payments and pledged accounts, as required by certain of Navios Acquisition's credit facilities.

In restricted cash as of December 31, 2013 there was also an amount of $17,407 which represented cash received from the sale of Shinyo Navigator and served as temporary collateral to the Senior Notes 2021, up to when the Company offered a new vessel.